Financial Costs and Gain/(loss) on Derivatives - Financial Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Financial costs
Amortization and write-off of deferred loan issuance costs	$ 1,422	$ 1,615		$ 3,959	$ 4,256
Interest expense on loans	16,842	15,786		33,433	30,860
Lease expense	15			31
Commitment fees	157	135		457	268
Other financial costs including bank commissions	48	185		236	259
Total financial costs	$ 18,484	$ 17,721	[1]	$ 38,116	$ 35,643	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).